STOCKHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended		10 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Jan. 29, 2021	Sep. 28, 2020	May 19, 2020	Dec. 31, 2019
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued			0	0
Preferred stock shares outstanding			0	0
Common stock, shares authorized			750,000,000	750,000,000	750,000,000			19,600,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock Shares Issued			44,461,000	97,925,000				9,676,677
Common Stock Shares Outstanding			44,461,000	97,925,000				9,676,677
Novus Capital Corp [Member]
Preferred stock, shares authorized			1,000,000
Preferred stock, par value			$ 0.0001
Preferred stock shares issued			0
Preferred stock shares outstanding			0
Common stock, shares authorized			30,000,000
Common stock, par value			$ 0.0001
Common Stock Shares Issued			0
Common Stock Shares Outstanding			0
Shares of common stock subject to possible redemption			12,650,000
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised		375,000	13,250,000
Warrants exercisable term from the closing of the public offering			30 days
Warrants exercisable for cash			$ 0
Warrants exercise price			$ 11.50
Redemption price per warrant			$ 0.01
Closing price of share for threshold trading days			20 days
Closing price of share for threshold consecutive trading days			30 days
Price per share			$ 9.20			$ 10.00
Adjustment of exercise price of warrants based on market value (as a percent)			115.00%
IPO | Novus Capital Corp [Member]
Warrants exercisable term from the closing of the public offering			12 months
Price per share			$ 18.00				$ 10.00
Maximum | Novus Capital Corp [Member]
Minimum threshold written notice period for redemption of public warrants			30 days
Minimum | Novus Capital Corp [Member]
Percentage of gross proceeds on total equity proceeds			60.00%
Representative Shares | Novus Capital Corp [Member]
Shares purchased by founder	150,000
Fair value of shares issued	$ 1,304	$ 1,304